Schedule of right of use assets (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
At beginning of financial year		$ 4,949,372
Depreciation	$ 2,761,485	3,544,719	$ 1,073,469
At end of financial year	4,105,921	5,313,472	4,949,372
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year	6,809,333	8,660,790	2,753,093
Additions	3,222,725	4,170,528	3,275,940
Acquisition			4,825,203
Written off	(836,610)	(1,073,896)	(3,966,296)
Fair value reserve			1,772,850
Currency translation differences	(110,043)
At end of financial year	9,085,405	11,757,422	8,660,790
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
At beginning of financial year	2,918,011	3,711,418	2,729,633
Acquisition			3,691,417
Depreciation	2,761,485	3,544,719	1,073,469
Written off	(632,728)	(812,187)	(3,783,101)
Currency translation differences	(67,284)
At end of financial year	$ 4,979,484	$ 6,443,950	$ 3,711,418